ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
ACCOUNTS RECEIVABLE
Notes receivable	$ 36,095	$ 29,155
Accounts receivable	293,661	295,155
Allowance for doubtful accounts	(47,162)	(49,094)
Accounts receivable and Notes receivable, net	$ 282,594	$ 275,216